Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Commitments, Contingencies and Guarantees [Abstract]
Collateral held in connection with standby letters of credit and other guarantees		¥ 2,481